Vanguard® Selected Value Fund
Schedule of Investments (unaudited)
As of January 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.7%)
Communication Services (1.6%)
	Omnicom Group Inc.	735,850	55,454
	Activision Blizzard Inc.	671,700	53,071
			108,525
Consumer Discretionary (14.9%)
	Gildan Activewear Inc.	3,588,109	142,914
*	Taylor Morrison Home Corp. Class A	3,571,543	109,611
*	Helen of Troy Ltd.	438,450	91,781
	Lear Corp.	474,212	79,345
	Newell Brands Inc.	3,230,888	74,989
	Gentex Corp.	2,301,074	72,254
	PVH Corp.	586,275	55,702
	American Eagle Outfitters Inc.	2,212,860	50,520
	Whirlpool Corp.	239,700	50,382
	Hanesbrands Inc.	2,764,000	44,500
*	Mohawk Industries Inc.	277,719	43,843
*	Skechers USA Inc. Class A	981,430	41,220
	Hasbro Inc.	419,626	38,807
*	M/I Homes Inc.	728,000	38,577
*	CarMax Inc.	332,283	36,940
	Gap Inc.	1,521,307	27,490
			998,875
Consumer Staples (1.7%)
	General Mills Inc.	649,600	44,615
	Spectrum Brands Holdings Inc.	422,849	37,794
	Ingredion Inc.	295,300	27,965
			110,374
Energy (5.7%)
	Halliburton Co.	3,240,456	99,612
	NOV Inc.	3,759,533	61,732
	Baker Hughes Co. Class A	2,190,681	60,112
	Williams Cos. Inc.	1,241,700	37,176
[1]	Cenovus Energy Inc.	2,340,593	34,056
	Civitas Resources Inc.	586,742	31,977
[1]	Euronav NV	2,586,487	21,520
	Murphy Oil Corp.	645,960	20,412
*	TechnipFMC plc	2,854,756	18,527
			385,124
Financials (24.9%)
	Globe Life Inc.	927,802	94,914
	Unum Group	3,668,000	93,094
	American International Group Inc.	1,597,033	92,229

		Shares	Market Value ($000)
	Equitable Holdings Inc.	2,539,734	85,437
*	Arch Capital Group Ltd.	1,687,599	78,170
	Fidelity National Financial Inc.	1,519,937	76,529
	Axis Capital Holdings Ltd.	1,316,313	75,003
	Voya Financial Inc.	1,096,494	74,518
	Jefferies Financial Group Inc.	1,981,641	72,607
	Regions Financial Corp.	3,117,046	71,505
	CNO Financial Group Inc.	2,612,012	65,144
*	Alleghany Corp.	96,640	64,169
	FirstCash Holdings Inc.	895,199	62,395
	Progressive Corp.	558,677	60,706
	Fifth Third Bancorp	1,352,424	60,359
	KeyCorp.	2,321,558	58,178
	State Street Corp.	578,470	54,665
	CNA Financial Corp.	1,125,889	51,690
	Essent Group Ltd.	1,125,350	51,361
	RenaissanceRe Holdings Ltd.	276,510	43,459
	Webster Financial Corp.	703,913	39,989
	Allstate Corp.	304,300	36,720
	Radian Group Inc.	1,600,000	35,824
	Invesco Ltd.	1,529,420	34,657
	Loews Corp.	550,000	32,813
	Reinsurance Group of America Inc.	285,446	32,778
	Commerce Bancshares Inc.	358,598	24,711
	American National Group Inc.	79,000	14,914
	Everest Re Group Ltd.	51,771	14,672
	Enact Holdings Inc.	441,974	9,670
	Navient Corp.	444,263	7,743
			1,670,623
Health Care (6.6%)
*	Syneos Health Inc.	648,449	58,724
	DENTSPLY SIRONA Inc.	1,078,800	57,629
*	Integra LifeSciences Holdings Corp.	883,975	57,229
[1]	Fresenius Medical Care AG & Co. KGaA ADR	1,690,264	57,182
	Perrigo Co. plc	1,379,534	52,519
	Baxter International Inc.	607,900	51,939
	Cardinal Health Inc.	956,318	49,317
	McKesson Corp.	124,152	31,872
*	Laboratory Corp. of America Holdings	93,300	25,318
*	Henry Schein Inc.	45,079	3,394
			445,123
Industrials (19.3%)
*	AerCap Holdings NV	3,564,629	224,572
	Westinghouse Air Brake Technologies Corp.	881,016	78,322
	Leidos Holdings Inc.	832,148	74,436
	Stanley Black & Decker Inc.	419,202	73,214
*	IAA Inc.	1,440,792	66,176
*	JetBlue Airways Corp.	4,440,529	64,965
*	Colfax Corp.	1,515,429	62,314
*	JELD-WEN Holding Inc.	2,476,521	58,446
	Woodward Inc.	474,855	52,362
	Huntington Ingalls Industries Inc.	257,990	48,296
	BWX Technologies Inc.	1,059,725	47,168
	Terex Corp.	1,083,477	45,203
	Armstrong World Industries Inc.	418,830	41,473
	AMETEK Inc.	275,700	37,707
	Triton International Ltd.	601,700	36,355

		Shares	Market Value ($000)
	Ryder System Inc.	495,757	36,284
	PACCAR Inc.	339,650	31,584
	Enerpac Tool Group Corp. Class A	1,539,856	27,486
*	Atlas Air Worldwide Holdings Inc.	314,000	25,224
*	Gates Industrial Corp. plc	1,624,050	25,124
	Textron Inc.	366,713	24,958
	MSC Industrial Direct Co. Inc. Class A	261,409	21,341
*	MasTec Inc.	239,262	20,608
*	Air France KLM ADR	4,102,756	18,462
	Acuity Brands Inc.	84,214	16,130
	KBR Inc.	340,972	14,798
	Snap-on Inc.	56,185	11,701
	Textainer Group Holdings Ltd.	237,506	8,735
			1,293,444
Information Technology (9.7%)
*	Arrow Electronics Inc.	967,458	119,965
	Amdocs Ltd.	1,275,642	96,809
	Avnet Inc.	1,921,012	77,532
	Cognizant Technology Solutions Corp. Class A	676,602	57,795
	MKS Instruments Inc.	311,740	48,423
	Hewlett Packard Enterprise Co.	2,554,563	41,716
	Micron Technology Inc.	505,400	41,579
	SS&C Technologies Holdings Inc.	517,256	41,313
	TE Connectivity Ltd.	275,240	39,362
*	Celestica Inc.	3,149,093	39,206
	Genpact Ltd.	505,149	25,131
	Juniper Networks Inc.	686,737	23,912
			652,743
Materials (6.9%)
	Mosaic Co.	2,068,800	82,649
	Dow Inc.	1,126,419	67,281
	Olin Corp.	1,310,406	66,398
	Gold Fields Ltd. ADR	4,628,027	49,057
*	IAMGOLD Corp.	19,855,730	48,051
	Reliance Steel & Aluminum Co.	241,060	36,853
	Alcoa Corp.	629,700	35,711
	Kinross Gold Corp.	5,540,109	29,917
	Centerra Gold Inc.	2,079,676	16,762
*	Equinox Gold Corp.	2,671,383	15,320
*	Eldorado Gold Corp.	1,435,000	12,556
			460,555
Real Estate (1.7%)
*	Howard Hughes Corp.	392,541	37,806
*	CBRE Group Inc. Class A	206,416	20,918
*	DiamondRock Hospitality Co.	2,135,982	19,971
*	Park Hotels & Resorts Inc.	1,024,815	18,652
	Vornado Realty Trust	342,596	14,050
			111,397
Utilities (3.7%)
	Edison International	1,439,312	90,374
	NRG Energy Inc.	2,013,528	80,400
	Atmos Energy Corp.	531,593	56,998
	Entergy Corp.	190,579	21,301
			249,073
Total Common Stocks (Cost $4,992,286)			6,485,856

		Shares	Market Value ($000)
Temporary Cash Investments (3.6%)
Money Market Fund (3.6%)
[2,3]	Vanguard Market Liquidity Fund, 0.120% (Cost $242,033)	2,420,713	242,047
Total Investments (100.3%) (Cost $5,234,319)			6,727,903
Other Assets and Liabilities—Net (-0.3%)			(19,362)
Net Assets (100%)			6,708,541
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,461,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $18,743,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2022	556	125,218	(4,707)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At January 31, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.